Condensed Consolidated Statements Of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities of continuing operations:
Net loss	$ (3,102,091)	$ (1,380,204)	$ (1,546,035)	$ (2,085,881)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and services	1,411,990	79,918	168,015	175,422
Amortization of debt discounts	12,839	249,270	249,270	587,198
Common stock issued in satisfaction of other financing costs	91,996
Convertible debt issued in satisfaction of other financing costs	37,212	18,402	22,314	18,981
Preferred stock issued in satisfaction of interest and other financing costs	75,276
Loss on share exchange agreement with related party		76,926	76,926
Loss on extinguishment of debt	224,812			67,694
Depreciation and amortization	28,128	29,393	47,765	63,457
Forgiveness of accrued interest payable on note payable			(238,151)
Provision for excess or obsolete inventory				17,166
Changes in operating assets and liabilities:
Accounts receivable	19,238	(30,612)	(30,432)	488
Deposits and advances	(16,285)	2,765	1,698	(1,285)
Accounts payable and accrued expenses	(14,244)	97,912	84,776	140,555
Accrued salary due to officer	30,387	147,643	195,786	213,322
Other noncurrent liabilities	(535)	6,631	(28,713)	11,811
Net cash provided by (used in) operating activities	(1,231,664)	(701,956)	(996,781)	(791,072)
Cash flows from investing activities:
Acquisition of property and equipment	(6,574)	(788)
Acquisition of capital assets			(1,902)	(677)
Acquisition of intangible assets	(265,579)	(11,940)	(11,741)
Net cash provided by (used in) investing activities	(272,153)	(12,728)	(13,643)	(677)
Cash flows from financing activities:
Loan from officer		(37,296)
Repayment of loans from officer			(16,931)	(96,366)
Net proceeds from sale of common stock	891,650	320,000	320,000	123,910
Proceeds from sale of subsidiary common stock to noncontrolling interests	456,200	525,000	775,300	657,500
Proceeds from convertible notes payable	125,000			276,000
Proceeds from loans payable		26,180	26,180	202,920
Repayment of loans payable	(235,308)			(222,112)
Net cash provided by (used in) financing activities	1,237,542	833,884	1,104,549	941,852
Effect of exchange rates on cash and cash equivalents	422	13,703	8,385	(1,422)
Net increase (decrease) in cash and cash equivalents	(235,466)	132,903	102,510	148,681
Cash and cash equivalents at beginning of period	253,598	151,088	151,088	2,407
Cash and cash equivalents at end of period	18,132	283,991	253,598	151,088
Supplemental disclosure of cash flow information:
Cash paid for interest				8,568
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Related party convertible note payable exchanged for stock options	566,743			202,240
Shares issued in connection with conversion of debt and accrued interest	1,234,907	108,077	164,820	228,598
Shares issued in connection with relief of related party payable		280	280
Common stock warrants issued in connection with convertible promissory notes	40,019		40,019
Conversion of related party payables into convertible notes payable				323,355
Discount for beneficial conversion features on convertible notes				276,000
Acquisition of intangible assets via financing	$ 701,694		$ 701,694